Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Securities [Abstract]
Securities

NOTE 4. SECURITIES

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2011
U.S. Government sponsored enterprises (GSEs)	$518,717	$2,659	$—	$521,376
State, county and municipals	2,351,884	20,590	(13,914)	2,358,560
Mortgage-backed securities GSE residential	37,002,402	391,630	(55,320)	37,338,712
Trust preferred securities	627,875	—	—	627,875

Total debt securities	40,500,878	414,879	(69,234)	40,846,523
Equity securities	50,000	—	—	50,000

Total securities	$40,550,878	$414,879	$(69,234)	$40,896,523

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
U.S. Government sponsored enterprises (GSEs)	$582,112	$1,579	$—	$583,691
State, county and municipals	2,353,058	—	(145,326)	2,207,732
Mortgage-backed securities GSE residential	33,832,986	88,554	(378,370)	33,543,170
Trust preferred securities	627,875	—	—	627,875

Total debt securities	37,396,031	90,133	(523,696)	36,962,468
Equity securities	50,000	—	—	50,000

Total securities	$37,446,031	$90,133	$(523,696)	$37,012,468

The amortized cost and fair value of debt securities as of June 30, 2011 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due from one to five years	$524,875	$524,875
Due from five to ten years	1,367,524	1,356,740
Due after ten years	1,606,077	1,626,196
Mortgage-backed securities	37,002,402	37,338,712

	$40,500,878	$40,846,523

Securities with a carrying value of $16,383,587 and $18,790,667 at June 30, 2011 and December 31, 2010, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at June 30, 2011 and December 31, 2010.

	Less Than Twelve Months		Twelve Months or More		Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
June 30, 2011
State, county and municipals	$540,776	$(13,914)	$—	$—	$(13,914)
Mortgage-backed securities GSE residential	8,277,861	(55,320)	—	—	(55,320)

Total securities	$8,818,637	$(69,234)	$—	$—	$(69,234)

December 31, 2010
State, county and municipals	$2,207,732	$(145,326)	$—	$—	$(145,326)
Mortgage-backed securities GSE residential	24,689,777	(378,370)	—	—	(378,370)

Total securities	$26,897,509	$(523,696)	$—	$—	$(523,696)

State, county and municipal securities. There were unrealized losses on two state and municipal securities resulting from temporary changes in the interest rate market. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost bases, which may be maturity, the Company does not consider the investment to be other-than-temporarily impaired at June 30, 2011.

GSE residential mortgage-backed securities. The unrealized losses on the Company's investment in five GSE mortgage-backed securities were caused by interest rate increases. The Company purchased those investments at a discount relative to their face amount, and the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost bases of the Company's investments. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at June 30, 2011.

Other-Than-Temporary Impairment

The Company conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. While all securities are considered, the securities primarily impacted by other-than-temporary impairment considerations have been trust preferred. For each security in the investment portfolio, a regular review is conducted to determine if an other-than-temporary impairment has occurred. Various factors are considered to determine if an other-than-temporary impairment has occurred. However, the most significant factors are default rates or interest deferral rates and the creditworthiness of the issuer. Other factors may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset.

During the first and third quarters of 2010, the Company recorded an other than temporary impairment charge of $97,500 and $27,625, respectively, on its investment in a trust preferred security. As of December 31, 2009, the value of the trust preferred security for which other than temporary impairment was recognized was $650,000. Management determined the value of this security declined significantly due to the declines in its underlying collateral. The security has a new cost basis of approximately $524,875.

NOTE 4.	SECURITIES

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010:
U.S. Government sponsored enterprises (GSEs)	$582,112	$1,579	$—	$583,691
Mortgage-backed securities GSE residential	33,832,986	88,554	(378,370)	33,543,170
State and municipal securities	2,353,058	—	(145,326)	2,207,732
Trust preferred securities	627,875	—	—	627,875

Total debt securities	37,396,031	90,133	(523,696)	36,962,468
Equity securities	50,000	—	—	50,000

Total securities	$37,446,031	$90,133	$(523,696)	$37,012,468

December 31, 2009:
U.S. Government sponsored enterprises (GSEs)	$5,277,930	$50,068	$(17,639)	$5,310,359
Mortgage-backed securities GSE residential	45,656,874	631,375	(50,856)	46,237,393
Trust preferred securities	753,000	—	—	753,000

Total debt securities	51,687,804	681,443	(68,495)	52,300,752
Equity securities	50,000	—	—	50,000

Total securities	$51,737,804	$681,443	$(68,495)	$52,350,752

The amortized cost and fair value of debt securities as of December 31, 2010 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due from five to ten years	$1,552,504	$1,504,499
Due after ten years	2,010,541	1,914,799
Mortgage-backed securities	33,832,986	33,543,170

	$37,396,031	$36,962,468

Securities with a carrying value of $18,790,667 and $16,146,413 at December 31, 2010 and 2009, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Proceeds from sales of securities available for sale for the years ended December 31, 2010 and 2009 totaled $47,105,286 and $60,301,909, respectively. Gross gains and losses of $569,225 and $(888), respectively, were realized on the sales for the year ended December 31, 2010. Gross gains and losses of $1,010,314 and $(84,022), respectively, were realized on the sales for the year ended December 31, 2009.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at December 31, 2010 and 2009.

	Less Than Twelve Months		Twelve Months or More		Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010:
Mortgage-backed GSE residential	$24,689,777	$(378,370)	$—	$—	$(378,370)
State and municipal	2,207,732	(145,326)	—	—	(145,326)

	$26,897,509	$(523,696)	$—	$—	$(523,696)

December 31, 2009:
U.S. GSEs	$3,004,868	$(17,639)	$—	$—	$(17,639)
Mortgage-backed GSE residential	5,519,435	(50,856)	—	—	(50,856)

	$8,524,303	$(68,495)	$—	$—	$(68,495)

GSE residential mortgage-backed securities. There were unrealized losses on seventeen GSE mortgage-backed securities resulting from temporary changes in the interest rate market. The Company purchased those investments at a discount relative to their face amount, and the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost bases of the Company's investments. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2010.

State and municipal securities. There were unrealized losses on five state and municipal securities resulting from temporary changes in the interest rate market. Because the Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2010.

Other-Than-Temporary Impairment

The Company conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. While all securities are considered, the securities primarily impacted by other-than-temporary impairment considerations have been certain securities included in equity securities and corporate bonds. For each security in the investment portfolio, a regular review is conducted to determine if an other-than-temporary impairment has occurred. Various factors are considered to determine if an other-than-temporary impairment has occurred. However, the most significant factors are default rates or interest deferral rates and the creditworthiness of the issuer. Other factors may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset.

During the first and third quarters of 2010, the Company recorded other than temporary impairment charges of $97,500 and $27,625, respectively, on its investment in a trust preferred security. As of December 31, 2009, the value of the trust preferred security for which other than temporary impairment was recognized was $650,000. Management determined the value of this security declined significantly due to declines in its underlying collateral. The security has a new cost basis of approximately $524,875.

The composition of loans is summarized as follows:

	December 31,
	2010	2009
Unsecured	$882,795	$1,073,118
Cash value	4,824,758	5,391,247
Residential real estate	38,447,647	36,964,577
Commercial real estate	186,281,923	189,190,557
Business assets	3,386,296	6,277,939
Vehicles	2,585,997	2,973,019
Other	106,559	108,850

	236,515,975	241,979,307
Net deferred loan fees and costs	(970,203)	(1,197,586)
Allowance for loan losses	(5,223,764)	(6,649,261)

Loans, net	$230,322,008	$234,132,460

For purposes of the disclosures required pursuant to the adoption of amendments to ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for loan losses. There are seven loan portfolio segments that include unsecured, cash value, residential real estate, commercial real estate, business assets, vehicles, and other.

Unsecured

Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. Unsecured loans are subject to the lending policies and procedures described in Note 1. Total unsecured loans as of December 31, 2010 were 0.3% of the total loan portfolio.

Cash Value

These are loans fully secured by cash or cash equivalents. Cash value loans are subject to the lending policies and procedures described in Note 1. Total cash value loans as of December 31, 2010 were 2.0% of the total loan portfolio.

Residential Real Estate

These loans include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Residential real estate loans are subject to the lending policies and procedures described in Note 1. Total residential real estate loans as of December 31, 2010 were 16.3% of the total loan portfolio.

Commercial Real Estate

The commercial real estate portfolio represents the largest category of the Company's loan portfolio. These loans include all mortgages and other liens on commercial real estate. Commercial real estate loans are subject to the lending policies and procedures described in Note 1. Total commercial real estate loans as of December 31, 2010 were 78.8% of the total loan portfolio.

Business Assets

Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory, and accounts receivable. Business assets loans are subject to the lending policies and procedures described in Note 1. Total business assets loans as of December 31, 2010 were 1.4% of the total loan portfolio.

Vehicles

Loans in this segment are secured by motor vehicles. Vehicle loans are subject to the lending policies and procedures described in Note 1. Total vehicle loans as of December 31, 2010 were 1.1% of the total loan portfolio.

Other

Loans in this segment are generally secured by consumer loans, but include all loans that do not belong in one of the other segments. Other loans are subject to the lending policies and procedures described in Note 1. Total other loans as of December 31, 2010 were 0.1% of the total loan portfolio.

Changes in the allowance for loan losses are as follows:

	Years Ended December 31,
	2010	2009
Balance, beginning of year	$6,649,261	$4,368,690
Provision for loan losses	470,000	9,530,064
Loans charged off	(2,165,634)	(7,354,748)
Recoveries of loans previously charged off	270,137	105,255

Balance, end of year	$5,223,764	$6,649,261

The allowance for loan losses for the year ended December 31, 2010, by portfolio segment, is as follows (in thousands):

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$121,061	$68,835	$2,945,465	$2,821,151	$483,536	$209,172	$41	$—	$6,649,261
Charge-offs	(48,444)	(2,840)	(1,107,937)	(989,904)	—	(16,509)	—	—	(2,165,634)
Recoveries	30,594	—	11,184	195,909	32,450	—	—	—	270,137
Provision	(40,191)	(60,785)	410,121	207,769	(199,142)	(50,904)	(36)	203,168	470,000

Ending balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764

Ending balance - individually evaluated for impairment	$4,535	$—	$638,268	$989,599	$255,338	$122,269	$—	$—	$2,010,009

Loans:
Ending balance	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$—	$236,515,975

Ending balance - individually evaluated for impairment	$83,801	$—	$18,707,869	$29,430,587	$1,940,334	$238,945	$—	$—	$50,401,536

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310-10-35-16), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual term of the loan. Impaired loans include loans modified in troubled debt restructuring where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Included in the loan categories above are loans considered troubled debt restructurings. At December 31, 2010, the Company had loans totaling $12,614,321 that were modified in a troubled debt restructuring and impaired. In addition to these restructures, the Company had troubled debt restructurings that were performing in accordance with their modified terms totaling $7,193,074.

The following is a summary of information pertaining to impaired loans, nonaccrual loans, and loans past due ninety days or more.

	As of and for the Years Ended December 31,
	2010	2009
Impaired loans without a valuation allowance	$41,280,542	$24,918,578
Impaired loans with a valuation allowance	9,120,994	11,698,424

Total impaired loans	$50,401,536	$36,617,002

Valuation allowance related to impaired loans	$2,010,009	$3,176,734

Average investment in impaired loans	$43,509,270	$26,142,140

Interest income recognized on impaired loans	$1,734,686	$1,883,767

Nonaccrual loans	$29,546,836	$22,511,415

Loans past due ninety days or more and still accruing	$619,895	$2,257

No additional funds are committed to be advanced in connection with impaired loans.

Impaired loans as of December 31, 2010, by portfolio segment, are as follows:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Unsecured	$76,446	$76,446	$—	$39,789
Cash value	—	—	—	—
Residential real estate	17,387,990	17,387,990	—	14,234,958
Commercial real estate	22,062,076	22,062,076	—	17,924,953
Business assets	1,673,333	1,673,333	—	859,512
Vehicles	80,697	80,697	—	40,348
Other	—	—	—	—

With a related allowance recorded:
Unsecured	7,355	7,355	4,535	32,768
Cash value	—	—	—	45,829
Residential real estate	1,319,879	1,319,879	638,268	2,329,487
Commercial real estate	7,368,511	7,368,511	989,599	7,688,210
Business assets	267,001	267,001	255,338	166,326
Vehicles	158,248	158,248	122,269	147,090
Other	—	—	—	—

Total:
Unsecured	83,801	83,801	4,535	72,556
Cash value	—	—	—	45,829
Residential real estate	18,707,869	18,707,869	638,268	16,564,446
Commercial real estate	29,430,587	29,430,587	989,599	25,613,162
Business assets	1,940,334	1,940,334	255,338	1,025,838
Vehicles	238,945	238,945	122,269	187,439
Other	—	—	—	—

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of December 31, 2010:

	Current	30-89 Days	Greater Than 90 Days	Total Accruing Past Due	Non-Accrual	Total Financing Receivables
Unsecured	$748,934	$86,414	$—	$86,414	$47,447	$882,795
Cash value	4,790,927	33,831	—	33,831	—	4,824,758
Residential real estate	25,093,331	3,101,601	610,925	3,712,526	9,641,790	38,447,647
Commercial real estate	159,067,792	8,305,542	—	8,305,542	18,908,589	186,281,923
Business assets	2,181,829	571,309	—	571,309	633,158	3,386,296
Vehicles	2,174,963	86,212	8,970	95,182	315,852	2,585,997
Other	106,559	—	—	—	—	106,559

	$195,164,335	$12,184,909	$619,895	$12,804,804	$29,546,836	$236,515,975

The Company uses an eight-grade internal loan rating system for its loan portfolio as follows:

Grade 1—Prime (Excellent)

Loans to borrowers with unquestionable financial strength and a solid earning history. This category includes national, international, regional, local entities, and individuals with commensurate capitalization, profitability, income, or ready access to capital markets as well as loans collateralized by cash equivalents. These loans are considered substantially risk free.

Grade 2—Good (Superior)

Loans which exhibit a strong earnings record, and liquidity and leverage ratios that compare favorably with the industry. There are excellent prospects for continued growth. This category also includes those loans secured within margins with marketable collateral. Limited risk. The elements for risk for these borrowers are slightly greater than those associated with risk grade Prime.

Grade 3—Acceptable (Average)

Loans to borrowers with a satisfactory financial condition, liquidity, and earnings history which indications that the trend will continue. Working capital is considered adequate and income is sufficient to repay debt as scheduled. Handles normal credit needs in a satisfactory manner.

Grade 4—Fair (Watch)

Loans to borrowers which may show at least one of the following: start-up operation or venture capital, financial condition, adverse events which have not yet become trends such as sporadic profitability, occasional overdrafts, instances of slow pay, documentation deficiencies. Borrower may also exhibit substantial grantor support. Debt is being handled as agreed, and the primary source of repayment remains available. Circumstances may warrant more than normal monitoring, but are not serious enough to warrant criticism of classification.

Grade 5—Special Mention

Loans with potential weaknesses which may, if not checked and corrected, would weaken the assets or inadequately protect the Bank's credit position at some future date. These loans may require resolution of specific pending events before the associated risk can be adequately evaluated. These are criticized loans.

Grade 6—Substandard

Loans, which are inadequately protected by the net worth and cash flow capacity of the borrower or the collateral pledged. The credit risk in this situation relates to the possibility of some loss of principal or interest if the deficiencies are not corrected. These loans are considered classified.

Grade 7—Doubtful

Loans, which are inadequately protected by the net worth of the borrower or the collateral pledged and repayment in full is improbable on the basis of existing facts, values and conditions. The possibility of loss is high, but because of certain important and reasonable specific pending factors, which may work to the advantage and strengthening of the facility, its classification as an estimated loss is deferred until its more exact status may be determined. These loans are considered classified, as value is impaired. A full or partial reserve is warranted.

Grade 8—Loss

Loans, which are considered uncollectible and continuance as an unacceptable asset are not warranted. These loans are considered classified and are either charged off or fully reserved against.

The following table presents the Company's loans by risk rating at December 31, 2010:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$44,674	$—	$—	$—	$—	$—	$44,674
Grade 2 (Superior)	22,945	70,500	—	371,277	—	42,733	—	507,455
Grade 3 (Acceptable-Average)	538,193	4,006,005	14,756,707	134,777,727	844,321	1,770,983	—	156,693,936
Grade 4 - Fair (Watch)	34,410	703,579	2,717,276	9,840,462	1,707,272	355,056	106,559	15,464,614
Grade 5 - (Special Mention)	68,892	—	2,741,872	4,143,158	—	30,812	—	6,984,734
Grade 6 (Substandard)	218,355	—	17,787,787	36,936,982	834,703	381,283	—	56,159,110
Grade 7 (Doubtful)	—	—	444,005	—	—	5,130	—	449,135
Grade 8 (Loss)	—	—	—	212,317	—	—	—	212,317

	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$236,515,975

In the ordinary course of business, the Company has granted loans to certain related parties including directors, executive officers, and their affiliates. The interest rates on these loans were substantially the same as rates prevailing at the time of the transaction and repayment terms are customary for the type of loan. Changes in related party loans for the year ended December 31, 2010 are as follows:

Balance, beginning of year	$6,624,193
Advances	1,228,353
Repayments	(378,300)
Change in related parties	(4,447,390)

Balance, end of year	$3,026,856

Premises and equipment are summarized as follows:

	December 31,
	2010	2009
Land	$1,344,962	$1,344,962
Buildings and improvements	8,931,190	8,824,422
Furniture and equipment	4,358,396	4,401,538

	14,634,548	14,570,922
Accumulated depreciation	(5,132,741)	(4,565,317)

	$9,501,807	$10,005,605

Depreciation expense was $567,424 and $601,847 for the years ended December 31, 2010 and 2009, respectively.

Leases

The Company has an operating sublease agreement for the rental of a branch banking facility at Hartsfield Jackson Atlanta International Airport. The sublease agreement covers approximately 475 square feet of space located in the main terminal of the airport. The sublessor agreed to pay all of the Company's obligations under the sublease with the exception of the Company's pro rata share of actual maintenance and operating costs for the Bank center (currently estimated at $25 per square foot per year). The lease calls for lease payments of $1,000 per month and has a term of five years.

The Company also has an operating lease agreement for the rental of a branch banking facility in Albany, Georgia. The lease calls for lease payments of $1,000 per month and has a lease term of four years. There is also an option to extend this lease for an additional two years at the end of this term.

The following represents the minimum monthly lease payments under noncancelable operating leases:

2011	$24,000
2012	6,000

$30,000

Total rental expense for the years ended December 31, 2010 and 2009 was $66,632 and $68,163, respectively.